UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel Global Emerging Equity Fund

(Formerly, RWC Global Emerging Equity Fund)

SEMI ANNUAL REPORT	MARCH 31, 2022

Investment Adviser: RWC Asset Advisors (US) LLC

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-RWC-FUND; and (ii) on the Commission’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

SECTOR WEIGHTINGS †:

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.4%

	Shares	Value

Brazil — 6.4%
Hapvida Participacoes e Investimentos	3,359,702	$8,427,624

MercadoLibre *	7,150	8,504,782

		16,932,406

Burkina Faso — 1.2%
Endeavour Mining	110,286	2,754,959

Endeavour Mining	13,120	325,729

		3,080,688

Canada — 2.5%
Ivanhoe Mines, Cl A *	723,837	6,757,087

Chile — 3.0%
Sociedad Quimica y Minera de Chile ADR	94,402	8,080,811

China — 28.0%
Baidu, Cl A *	36,650	637,242
China Resources Power Holdings	558,000	1,041,365
China Southern Airlines	5,916,000	3,425,799
Fujian Sunner Development, Cl A *	1,871,233	5,832,323
JD.com, Cl A *	11,252	324,531
Li Auto, Cl A *	52,800	685,876
Longfor Group Holdings	483,000	2,468,014
LONGi Green Energy Technology, Cl A	175,000	1,972,168
Luxshare Precision Industry, Cl A	935,700	4,638,359
Meituan, Cl B *	265,400	5,115,521

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

China — (continued)

Muyuan Foods, Cl A	227,600	$2,029,216

Ningbo Ronbay New Energy Technology, Cl A *	311,266	6,271,453

Ping An Insurance Group of China	1,253,500	8,814,950

QuakeSafe Technologies, Cl A	178,039	1,689,183

QuakeSafe Technologies, Cl A	78,861	747,088

Shenzhen Senior Technology Material, Cl A	475,000	2,809,062

Tencent Holdings	316,095	14,752,901

Wens Foodstuffs Group	1,180,400	4,089,327

Wingtech Technology, Cl A	258,700	3,302,445

Yuan Longping High-tech Agriculture, Cl A	1,279,200	3,893,329

		74,540,152

Ghana — 0.9%

Tullow Oil *	3,368,259	2,343,054

Greece — 0.8%

Eurobank Ergasias Services and Holdings *	1,740,831	2,039,898

India — 12.0%

Housing Development Finance	94,531	2,968,199

Indian Hotels, Cl A	812,949	2,544,007

InterGlobe Aviation	169,318	4,488,758

Maruti Suzuki India	46,443	4,616,848

Reliance Industries	287,172	9,953,959

SBI Cards & Payment Services	344,817	3,863,151

Tata Consultancy Services	71,201	3,503,709

		31,938,631

Indonesia — 0.9%

Bank Rakyat Indonesia Persero	7,630,000	2,466,861

Mexico — 1.5%

Cemex ADR *	751,183	3,973,758

Philippines — 0.5%

Monde Nissin *	5,353,600	1,418,552

Russia — 0.0%

Fix Price Group GDR	28,413	—

Rosneft Oil PJSC	470,368	—

		—

Saudi Arabia — 6.5%

Saudi Arabian Mining *	80,011	2,850,535

Saudi Arabian Oil	118,226	1,358,268

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Saudi Arabia — (continued)
Saudi National Bank	376,974	$7,116,763
Saudi Telecom	205,564	5,897,501

		17,223,067

South Africa — 4.7%
Gold Fields ADR	588,683	9,101,039
MTN Group	270,117	3,501,182

		12,602,221

South Korea — 9.3%
Doosan Fuel Cell *	44,384	1,486,563
Hana Financial Group	77,363	3,097,876
KB Financial Group	58,628	2,942,791
Kia	91,740	5,553,190
Samsung Biologics *	3,337	2,270,890
SK Square *	87,639	4,066,087
SK Telecom	114,533	5,356,371

		24,773,768

Taiwan — 7.8%
MediaTek	216,660	6,813,292
Taiwan Semiconductor Manufacturing ADR	51,950	5,416,307
Taiwan Semiconductor Manufacturing	408,304	8,412,885

		20,642,484

Thailand — 0.7%
CP ALL	636,300	1,242,115
CP ALL	339,200	662,149

		1,904,264

Vietnam — 1.9%
Hoa Phat Group JSC	1,199,730	2,365,298
Vincom Retail JSC *	1,871,993	2,734,553

		5,099,851

Zambia — 5.8%
First Quantum Minerals	442,004	15,315,586

TOTAL COMMON STOCK (Cost $228,500,330)		251,133,139

PREFERRED STOCK — 4.4%

Brazil — 2.2%
Banco Bradesco (A)	1,212,670	5,660,207

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

PREFERRED STOCK — continued

	Shares	Value

Chile — 2.2%
Sociedad Quimica y Minera de Chile (A)	68,499	$5,920,027

TOTAL PREFERRED STOCK (Cost $8,315,585)		11,580,234

RIGHTS — 0.0%

South Korea — 0.0%
Samsung Biologics, Expires 04/15/22 *	216	33,504

TOTAL RIGHTS (Cost $—)		33,504

TOTAL INVESTMENTS— 98.8% (Cost $236,815,915)		$262,746,877

Percentages are based on Net Assets of $265,954,738.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

The following table summarizes the inputs used as of March 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Brazil	$16,932,406	$—	$—	$16,932,406
Burkina Faso	325,729	2,754,959	—	3,080,688
Canada	6,757,087	—	—	6,757,087
Chile	8,080,811	—	—	8,080,811
China	—	74,540,152	—	74,540,152
Ghana	—	2,343,054	—	2,343,054
Greece	—	2,039,898	—	2,039,898
India	—	31,938,631	—	31,938,631
Indonesia	—	2,466,861	—	2,466,861
Mexico	3,973,758	—	—	3,973,758
Philippines	—	1,418,552	—	1,418,552
Russia	—	—	—	—
Saudi Arabia	1,358,268	15,864,799	—	17,223,067
South Africa	9,101,039	3,501,182	—	12,602,221
South Korea	—	24,773,768	—	24,773,768
Taiwan	5,416,307	15,226,177	—	20,642,484
Thailand	—	1,904,264	—	1,904,264
Vietnam	—	5,099,851	—	5,099,851
Zambia	15,315,586	—	—	15,315,586

Total Common Stock	67,260,991	183,872,148	—	251,133,139

Preferred Stock
Brazil	5,660,207	—	—	5,660,207
Chile	5,920,027	—	—	5,920,027

Total Preferred Stock	11,580,234	—	—	11,580,234

Rights
South Korea	33,504	—	—	33,504

Total Investments in Securities	$78,874,729	$183,872,148	$—	$262,746,877

For more information on valuation inputs see Note 2 - Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $236,815,915)	$262,746,877
Cash and Cash Equivalent	4,702,180
Foreign Currency, at Value (Cost $700,668)	726,500
Receivable for Capital Shares Sold	2,056,497
Dividend and Interest Receivable	303,365
Reclaim Receivable	56,026
Other Prepaid Expenses	15,810

Total Assets	270,607,255

Liabilities:
Payable for Investment Securities Purchased	3,689,574
Accrued Foreign Capital Gains Tax on Appreciated Securities	520,700
Payable to Investment Adviser	199,185
Payable for Capital Shares Redeemed	38,045
Payable to Administrator	26,371
Shareholder Servicing Fees Payable	4,628
Unrealized Depreciation on Foreign Spot Currency Contracts	2,000
Chief Compliance Officer Fees Payable	1,607
Payable to Trustees	476
Other Accrued Expenses and Other Payables	169,931

Total Liabilities	4,652,517

Net Assets	$265,954,738

Net Assets Consist of:
Paid-in Capital	$284,489,298
Total Distributable Earnings (Loss)	(18,534,560)

Net Assets	$265,954,738

Institutional Class Shares:
Net Assets	$57,354,931
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	4,717,403
Net Asset Value, Offering and Redemption Price Per Share	$12.16

Class I Shares:
Net Assets	208,599,807
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	17,186,762
Net Asset Value, Offering and Redemption Price Per Share	$12.14

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING

EQUITY FUND

FOR THE PERIOD ENDED

MARCH 31, 2022 (UNAUDITED)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$6,020,879
Less: Foreign Taxes Withheld	(303,894)

Total Investment Income	5,716,985

Expenses:
Investment Advisory Fees (Note 5)	1,277,761
Administration Fees (Note 4)	166,890
Shareholder Serving Fees, Class I Shares (Note 4)	100,250
Trustees’ Fees	9,520
Chief Compliance Officer Fees (Note 3)	3,721
Custodian Fees (Note 4)	74,343
Transfer Agent Fees (Note 4)	43,120
Professional Fees	34,735
Registration and Filing Fees	19,751
Printing Fees	10,806
Other Expenses	22,528

Total Expenses	1,763,425

Less:
Net Recovery of Investment Advisory Fees Previously Waived (Note 5)	24,905
Fees Paid Indirectly — Note 4	(245)

Net Expenses	1,788,085

Net Investment Income	3,928,900

Net Realized Gain (Loss) on:
Investments	(33,938,823)
Foreign Currency Transactions	(109,394)

Net Realized Loss	(34,048,217)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,097,901)
Foreign Capital Gains Tax on Appreciated Securities	675,538
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	23,805

Net Change in Unrealized Appreciation (Depreciation)	(5,398,558)

Net Realized and Unrealized Loss on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(39,446,775)

Net Decrease in Net Assets Resulting from Operations	$(35,517,875)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING

EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

Operations:

Net Investment Income	$3,928,900	$403,600

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(34,048,217)	53,230,427

Net Change in Unrealized Depreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(5,398,558)	(1,522,478)

Net Increase (Decrease) in Net Assets Resulting From Operations	(35,517,875)	52,111,549

Distributions:

Institutional Class Shares	(8,678,789)	(114,177)

Class I Shares	(28,860,207)	(368,857)

Total Distributions	(37,538,996)	(483,034)

Capital Share Transactions:(1)

Institutional Class Shares

Issued	6,680,548	18,546,328

Reinvestment of Distributions	6,506,878	114,177

Redeemed	(1,007,908)	(5,358,429)

Net Institutional Class Shares Transactions	12,179,518	13,302,076

Class I Shares

Issued	67,849,959	143,480,104

Reinvestment of Distributions	28,027,077	355,177

Redeemed	(74,103,908)	(92,830,142)

Net Class I Shares Transactions	21,773,128	51,005,139

Net Increase in Net Assets From Capital Share Transactions	33,952,646	64,307,215

Total Increase (Decrease) in Net Assets	(39,104,225)	115,935,730

Net Assets:

Beginning of Period	305,058,963	189,123,233

End of Period	$265,954,738	$305,058,963

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Institutional Class Shares

	Six-Months Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017(1)

Net Asset Value, Beginning of Year/Period	$16.10	$12.46	$11.25	$11.67	$13.13	$10.00

Income (Loss) from Investment Operations:

Net Investment Income (Loss)*	0.20	0.04	(0.03)	0.07	0.02	0.04

Net Realized and Unrealized Gain (Loss)	(1.95)	3.64	1.30	(0.48)	(1.28)	3.09

Total from Investment Operations	(1.75)	3.68	1.27	(0.41)	(1.26)	3.13

Dividends and Distributions:

Net Investment Income	(0.31)	(0.04)	(0.06)	(0.01)	(0.05)	—

Capital Gains	(1.88)	—	—	—	(0.15)	—

Total Dividends and Distributions	(2.19)	(0.04)	(0.06)	(0.01)	(0.20)	—

Net Asset Value, End of Year/Period	$12.16	$16.10	$12.46	$11.25	$11.67	$13.13

Total Return†	(12.25)%	29.52%	11.29%	(3.46)%	(9.77)%	31.30%

Ratios and Supplemental Data

Net Assets, End of Year/ Period (Thousands)	$57,355	$61,658	$38,174	$37,682	$43,464	$30,621

Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements)	1.19%††	1.25%[1]	1.25%	1.25%	1.25%	1.23%††(2)

Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.17%††	1.20%	1.26%	1.29%	1.33%	2.95%††

Ratio of Net Investment Income (Loss) to Average Net Assets	2.76%††	0.24%	(0.30)%	0.58%	0.17%	0.42%††

Portfolio Turnover Rate	68%	122%	139%	106%	91%	47%‡

*	Per share calculations were performed using average shares for the period.

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

(1)	The Fund commenced operations on December 30, 2016.

Ratio reflects the impact of the initial low level of net assets associated with commencement of operations.

(2)	Under normal asset levels, the ratio would have been 1.25%.

Ratio includes previously waived advisory fees recaptured. The net expense ratio would have beren lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

				Class I Shares

	Six-Months Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017(1)

Net Asset Value, Beginning of Year/Period	$16.07	$12.44	$11.23	$11.65	$13.13	$13.03

Income (Loss) from Investment Operations:

Net Investment Income (Loss)*	0.20	0.02	(0.05)	0.06	0.01	(0.01)

Net Realized and Unrealized Gain (Loss)	(1.95)	3.64	1.31	(0.47)	(1.29)	0.11

Total from Investment Operations	(1.75)	3.66	1.26	(0.41)	(1.28)	0.10

Dividends and Distributions:

Net Investment Income	(0.30)	(0.03)	(0.05)	(0.01)	(0.05)	—

Capital Gains	(1.88)	—	—	—	(0.15)	—

Total Dividends and Distributions	(2.18)	(0.03)	(0.05)	(0.01)	(0.20)	—

Net Asset Value, End of Year/Period	$12.14	$16.07	$12.44	$11.23	$11.65	$13.13

Total Return†	(12.29)%	29.41%	11.24%	(3.54)%	(9.96)%	0.77%

Ratios and Supplemental Data

Net Assets, End of Year/ Period (Thousands)	$208,600	$243,401	$150,949	$104,992	$101,839	$59,552

Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements)	1.28%††	1.34%[1]	1.34%	1.34%	1.33%	1.37%††(2)

Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.26%††	1.29%	1.36%	1.38%	1.41%	1.88%††

Ratio of Net Investment Income (Loss) to Average Net Assets	2.77%††	0.13%	(0.40)%	0.57%	0.05%	(0.64)%††

Portfolio Turnover Rate	68%	122%	139%	106%	91%	47%‡

*	Per share calculations were performed using average shares for the period.

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the

†	deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

(1)	The Fund commenced operations on September 8, 2017.

Ratio reflects the impact of the initial low level of net assets associated with commencement of operations.

(2)	Under normal asset levels, the ratio would have been 1.40%.

Ratio includes previously waived advisory fees recaptured. The net expense ratio would have beren lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 57 funds. The financial statements herein are those of the Redwheel Global Emerging Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company. RWC Asset Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Class N Shares, Class I Shares and Institutional Class Shares. The Fund commenced operations on December 30, 2016. As of March 31, 2022, only Class I and the Institutional Class have outstanding shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective February 21, 2022, the Fund’s name changed from the “RWC Global Emerging Equity Fund” to the “Redwheel Global Emerging Equity Fund.” Prior to that date, the Fund was known as the “RWC Global Emerging Equity Fund.”

2.  Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2022, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any significant interest or penalties.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Fund has accrued foreign capital gain tax in the amount of $520,700 presented on the Statement of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Equity-Linked Warrants — The Fund may invest in equity-linked and index-linked warrants. Equity-linked warrants provide a way for investors to access markets where entry is difficult or costly. A Fund purchases the equity-linked and index-linked warrants from a broker, who in turn is expected to purchase shares in the local market and issue a call warrant hedged on the underlying holdings. If the Fund exercises its call and closes its position, the shares are expected to be sold and the warrant redeemed with the proceeds. Each warrant typically represents one share of the underlying stock or basket of stocks representing the index. Therefore, the price, performance and liquidity of the warrant are all linked to the underlying stock or index, less transaction costs. Equity-linked warrants are generally valued at the closing price of the underlying securities, then adjusted for stock dividends declared by the underlying securities. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. A Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Fund may also engage in currency transactions to enhance the Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There were no open forward foreign currency contracts as of March 31, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board. For the period March 31, 2022, fund was allocated CCO fees totaling $3,721.

4.  Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2022, the Fund paid $166,890 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Class N Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges. For the period ended March 31, 2022, no such fees were incurred.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of the Class N Shares and 0.09% of average daily net assets of Class I Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. For the period ended March 31, 2022, the Fund paid $100,250 for these services.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. For the period ended March 31, 2022, the Fund paid $74,343 for these services.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. For the period ended March 31, 3022, the Fund paid $43,120 for these services.

5.  Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee computed daily at an annual rate of 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, distribution fees, shareholder servicing fees, other expenditures which are capitalized in accordance with generally accepted accounting principles, acquired fund fee expenses and non-routine expenses) from exceeding 1.25% of the average daily net assets of each of the Fund’s share classes until January 29, 2023 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 29, 2023. As of March 31, 2022, there are no fees remaining to possible recaptures. The amount recovered in the period ended March 31, 2022 was $24,905.

6.  Investment Transactions:

For the period ended March 31, 2022, the Fund made purchases of $191,840,126 and sales of $191,758,915 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

7.  Capital Share Transactions:

Capital share transactions were as follows:

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

Institutional Class Shares

Issued	488,161	1,086,853

Reinvestment of Distributions	472,145	6,845

Redeemed	(72,504)	(326,589)

Total Institutional Class Shares Transactions	887,802	767,109

Class I Shares

Issued	4,891,604	8,367,066

Reinvestment of Distributions	2,038,828	21,319

Redeemed	(4,890,945)	(5,371,969)

Total Class I Shares Transactions	2,039,487	3,016,416

Net Increase in Shares Outstanding From Share Transactions	2,927,289	3,783,525

8.  Federal Tax Information:

It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

The permanent differences primarily consist of foreign currency translations and investments in PFICs.

Distributable Earnings	Paid-in Capital
$946	$(946)

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

As of September 30, 2021, the Fund utilized capital loss carryforwards to offset capital gains amounting to:

Short-Term Loss	Long-Term Loss	Total
$11,746,607	$4,485,532	$16,232,139

The tax character of dividends and distributions paid during the years or periods ended September 30, 2021 and 2020 were as follows:

	Ordinary Income	Total
2021	483,034	483,034
2020	724,092	724,092

As of September 30, 2021, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$ 21,288,117

Long-Term Capital Gains	11,899,666

Capital Loss Carryforwards	–

Late-Year Loss Deferral	–

Unrealized Appreciation	21,334,551

Other Temporary Differences	(23)

Total Accumulated Losses	$ 54,522,311

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, Mark to Market on open FX Forwards, PFIC Mark to Market, and Accrued Capital Gains tax which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including foreign currency) by the Fund at March 31, 2022, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$236,815,915	$47,417,410	$(21,486,448)	$25,930,962

9.  Concentration of Shareholders:

At March 31, 2022, the percentage of total shares outstanding, held by shareholders owning 10% or greater of the aggregate total shares outstanding, for each share class, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

	No. of Shareholders	% Ownership

Institutional Class Shares	4	81%

Class I Shares	1	40%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.  Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective. Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging and Frontier Markets Securities Risk – The Fund’s investments in emerging or frontier markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging and frontier markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging and frontier market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity;

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

Small and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Private Placements Risk – Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Risks of Investing in Other Investment Companies – To the extent that the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Derivatives Risk – The Fund’s use of equity-linked notes and swaps for all purposes, including speculative purposes, is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Fund’s use of swaps is also subject to leverage risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022 (UNAUDITED)

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Stock Connect Investing Risk - Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Shareholder Concentration Risk - A large percentage of the Fund’s shares may be held by a small number of shareholders at any time. During any such time, a large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2021 to March 31, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2022

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period*

Class I Shares

Actual Portfolio Return	$1,000.00	$877.10	1.28%	$5.99

Hypothetical 5% Return	1,000.00	1,018.55	1.28	6.44

Institutional Class Shares

Actual Portfolio Return	$1,000.00	$877.50	1.19%	5.57

Hypothetical 5% Return	1,000.00	1,019.00	1.19	5.99

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND March 31, 2022 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund’s liquidity risk during the period covered by the report.    The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Redwheel Global Emerging Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-RWC-FUND

Investment Adviser:

RWC Asset Advisors (US) LLC

2640 South Bayshore Drive, Suite 201

Miami, Florida 33133

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RWC-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 8, 2022